EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)
Balance, beginning of period	$46,100
Acquisitions through business combinations	338
Disposals, net of additions[1]	(89)
Share of comprehensive income	855
Distributions received	(968)
Return of capital	(325)
Foreign currency translation and other	(663)
Balance, end of period	$45,248
1.Includes assets sold and amounts reclassified to held for sale, as well as changes in accounting basis.